Financial Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of Financial Risk Management [Abstract]
Financial Risk Management

26. FINANCIAL RISK MANAGEMENT

Risk management policies are established by management, having previously been approved by the Company’s directors. Based on these policies, the Finance department has established a number of procedures and controls to identify, measure and manage risks associated with the use of financial instruments. These policies, inter alia, prohibit the Company from speculating with derivatives.

Any activity involving financial instruments exposes the Company to credit risk, market risk and liquidity risk.

a) Credit risk

Credit risk arises from possible losses deriving from failure to comply with contractual obligations on the part of the Group’s counterparties, i.e., the possibility of not recovering financial assets at the amount recognized and within the established term.

The maximum credit risk exposure is as follows:

	December 31, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	43,258	—	39,797
Other receivables	—	140	—	16
Loans to employees	180	18	—	14
Trade and other financial receivables	180	43,416	—	39,827
Loans granted to Joint Venture
Guarantee deposit	1,341	—	1,133	—
Non-current financial assets	1,521	—	1,133	—
Guarantee deposit		82		560
Financial investments	—	5,728	—	5,397
Other current financial assets	—	5,810	—	5,957
Total	1,521	49,226	1,133	45,784

The Sales and Finance departments establish credit limits for each customer based on information received from an entity specializing in commercial solvency analysis. Refer to Note 13B for further disclosure on the expected credit loss of customer sales and services.

b) Market risk

Market risk arises from possible losses deriving from fluctuations in the fair value or in future cash flows of financial instruments because of changes in market prices. Market risk includes interest rate, currency and other price risks.

Interest rate risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In thousand Euros)	Currency	December 31, 2023	December 31, 2022
Fixed rate Loan	EUR	27,926	32,125
Floating rate loan	EUR	179,431	101,502
Total		207,357	133,627

A 100 basis point change in interest rates would mean an increase (decrease) in profit or loss at December 31, 2023 of Euros 1,951 thousand (Euros (1,317) thousand at December 31, 2022). This calculation assumes that the change occurred on the date of the report applied to the risk exposures existing on that date. This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2023		2022		2021
(In thousand Euros)	Profit or loss		Profit or loss		Profit or loss
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(1,951)	1,951	(1,317)	1,317	(691)	691

Currency risk

Currency risk is the risk of possible losses due to changes in the fair value of and future cash flows from financial instruments as a result of exchange rate fluctuations.

Cash and cash equivalents, trade and other financial receivables and other current assets / deferred charges are primarily the items included within the Group’s assets and liabilities that are denominated in a currency other than the functional currency.

The following table shows the sensitivity of monetary assets and liabilities to a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies as of December 31. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2023		2022		2021
	Profit or loss		Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(1,270)	1,552	(565)	691	(8,819)	10,779

Other market price risk

The Group has derivative warrant liabilities (see Note 13) measured at FVTPL.

The derivative warrant liabilities of Euros 3,119 thousand at December 31, 2023 (Euros 5,834 thousand at December 31, 2022) included a fair value adjustment of Euros 6,476 thousand compared to December 31, 2022.

A change of the warrant price by 1% would result in an increase/decrease of the underlying warrant liabilities of Euros 31 thousand (2022: Euros 58 thousand).

c) Liquidity risk

Liquidity risk arises where the Group might not hold, or have access to, sufficient liquid funds at an appropriate cost to settle its payment obligations at any given time.

Details of working capital are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Current assets	256,924	255,171
Current liabilities	190,774	178,793
Total	66,150	76,378

The working capital presented by the Group is sufficient to cover the various commitments arising from its activity.

Details of the maturities, by year, of the principal of the loans and borrowings at December 31, are as follows:

	December 31, 2023
(In Euros)	Capital	Interest	Total
2024	126,496	9,682	136,179
2025	25,533	5,784	31,317
2026	22,859	3,520	26,379
2027	15,831	1,868	17,699
2028	12,017	815	12,831
More than five years	4,621	163	4,784
Total	207,357	21,832	229,189

	December 31, 2022
(In Euros)	Capital	Interest	Total
2023	89,268	3,428	92,696
2024	12,063	2,785	14,848
2025	10,688	2,014	12,702
2026	8,024	1,398	9,422
2027	6,907	838	7,745
More than five years	6,677	759	7,436
Total	133,627	11,222	144,849

d) Capital management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Parent. The primary objective of the Group’s capital management is to maximize shareholder value. The Group manages its capital structure and makes adjustments to compensate for changes in economic conditions or its financial requirements in order to execute its business plans. The Group may also issue new shares or issue/repay debt financial instruments to maintain or adjust the capital structure. The Group monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2023 and 2022.